Insurance technical provisions and pension plans (Details 8) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Changes in reinsurance assets [abstract]
At the beginning of the year	R$ 176,324	R$ 219,214
Additions	124,337	245,957
Amortization and Reversals	(85,777)	(239,049)
Recovered insurance losses	(24,969)	(37,369)
Reversal/Monetary update	3,658	(4,892)
Other	(25,348)	(7,537)
At the end of the year	R$ 168,225	R$ 176,324